Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	(Restated) Warrants	Shareholders' account	General reserves	Accumulated (losses)/retained earnings	Total
Balance at Dec. 31, 2016	$ 1,361,285			$ 57,039,100		$ (414,359)	$ 57,986,026
Statement Line Items [Line Items]
Reverse acquisition re-nomination with exchange ratio 800,000:1	8,000	(8,000)
Elimination of capital stock of BPGIC FZE	(1,361,285)	1,361,285
Net contribution from the shareholders (note 20)				13,382,336			13,382,336
Profit (loss) for the year						(3,747,408)	(3,747,408)
Balance at Dec. 31, 2017	8,000	1,353,285		70,421,436		(4,161,767)	67,620,954
Statement Line Items [Line Items]
Transfer to statutory reserve					680,643	(680,643)
Net distribution to the shareholders (note 20)				(22,703,673)			(22,703,673)
Profit (loss) for the year						16,060,652	16,060,652
Balance at Dec. 31, 2018	8,000	1,353,285		47,717,763	680,643	11,218,242	60,977,933
Statement Line Items [Line Items]
Net contribution from the shareholders (note 20)				32,646,179			32,646,179
Profit (loss) for the year						11,953,298	11,953,298
Balance at Jun. 30, 2019	8,000	1,353,285		80,363,942	680,643	23,171,540	109,416,415
Balance at Dec. 31, 2018	8,000	1,353,285		47,717,763	680,643	11,218,242	60,977,933
Statement Line Items [Line Items]
Shares issuance in connection with a merger (note 25)	932	114,022,421					114,023,353
Cash election in lieu of shares (note 25)	(128)	(13,599,872)					(13,600,000)
Net contribution by the shareholders (note 20)				23,300,052			23,300,052
Profit (loss) for the year						(75,284,923)	(75,284,923)
Balance at Dec. 31, 2019	8,804	101,775,834		71,017,815	680,643	(64,066,681)	109,416,415
Statement Line Items [Line Items]
Shares issuance in connection with a merger (note 25)	(3)						(3)
Exercise of 100 warrants in 100 ordinary shares	0	1,224					1,224
Profit (loss) for the year						16,166,652	16,166,652
Balance at Jun. 30, 2020	$ 8,801	$ 101,777,058		$ 71,017,815	$ 680,643	$ (47,900,029)	$ 125,584,288